Condensed Consolidated Statements of Comprehensive Loss (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Consolidated Statements of Comprehensive Income (Loss)
Pension plans and post-employment benefits, taxes	$ 13.9	$ (1.7)	$ 2.6
Cash flow hedging activities, taxes	$ 6.3	$ (2.0)	$ 0.3